Shareholders' equity - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares £ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 shares	Oct. 31, 2017 £ / shares shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)		154,897,265	154,897,265	154,897,265	154,897,265
Ordinary shares issued (in shares)		116,561,917	116,561,917	116,561,917	116,561,917
Exercise price of warrant (in usd/gbp per share) | (per share)		$ 0.78	$ 0.78	£ 0.58
Number of warrants outstanding (in shares)		26,558,600	26,558,600	26,558,600
Number of warrants expired in the period (in shares)		358,573	358,573
Price of warrants expired (in usd/gbp per share) | (per share)		$ 0.66	$ 0.49
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units issued from private placement (in units)	66,400,000
Net proceeds after expenses from private placement | $	$ 23.2
Number of ordinary shares included in each unit (in shares)	1
Number of warrants included in each unit (in shares)	1
Number of ordinary shares called from each warrant (in shares)	0.4					0.4
Exercise price of warrant (in usd/gbp per share) | (per share)	$ 0.78					£ 0.58